Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 8,744	$ 8,351	$ 25,835	$ 24,355
Non-interest income	9,794	8,634	28,116	25,041
Total revenue	18,538	16,985	53,951	49,396
Provision for credit losses	1,000	881	3,002	3,355
Non-interest expense	9,789	9,232	28,689	27,218
Income before income taxes	7,749	6,872	22,260	18,823
Income taxes (recoveries)	1,725	1,458	4,942	3,888
Net income	6,024	5,414	17,318	14,935
Non-interest expense includes:
Depreciation and amortization	734	754	2,161	2,290
Total assets	2,498,817		2,498,817		$ 2,325,006
Total liabilities	2,353,723		2,353,723		2,185,855
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,870	3,698	11,416	10,722
Non-interest income	1,415	1,362	4,156	3,954
Total revenue	5,285	5,060	15,572	14,676
Provision for credit losses	520	444	1,543	1,586
Non-interest expense	2,127	1,958	6,134	5,925
Income before income taxes	2,638	2,658	7,895	7,165
Income taxes (recoveries)	715	720	2,140	1,947
Net income	1,923	1,938	5,755	5,218
Non-interest expense includes:
Depreciation and amortization	282	269	824	814
Total assets	599,293		599,293		574,456
Total liabilities	599,292		599,292		574,462
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,926	1,828	5,665	5,358
Non-interest income	326	324	953	983
Total revenue	2,252	2,152	6,618	6,341
Provision for credit losses	233	299	766	1,177
Non-interest expense	725	697	2,180	2,105
Income before income taxes	1,294	1,156	3,672	3,059
Income taxes (recoveries)	358	320	1,019	849
Net income	936	836	2,653	2,210
Non-interest expense includes:
Depreciation and amortization	26	26	78	79
Total assets	201,415		201,415		196,254
Total liabilities	201,412		201,412		196,252
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,532	1,321	4,415	4,016
Non-interest income	4,880	4,192	14,035	12,462
Total revenue	6,412	5,513	18,450	16,478
Provision for credit losses	(22)	(43)	51	124
Non-interest expense	4,557	4,154	13,320	12,456
Income before income taxes	1,877	1,402	5,079	3,898
Income taxes (recoveries)	435	306	1,157	893
Net income	1,442	1,096	3,922	3,005
Non-interest expense includes:
Depreciation and amortization	262	303	781	938
Total assets	206,404		206,404		196,129
Total liabilities	204,638		204,638		194,689
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	328	368	1,011	1,112
Total revenue	328	368	1,011	1,112
Non-interest expense	81	74	234	241
Income before income taxes	247	294	777	871
Income taxes (recoveries)	50	47	149	141
Net income	197	247	628	730
Non-interest expense includes:
Depreciation and amortization	7	12	28	34
Total assets	33,923		33,923		32,405
Total liabilities	33,696		33,696		32,234
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,215	1,287	3,748	3,480
Non-interest income	2,997	2,471	8,425	7,335
Total revenue	4,212	3,758	12,173	10,815
Provision for credit losses	269	180	642	468
Non-interest expense	2,164	2,059	6,380	5,985
Income before income taxes	1,779	1,519	5,151	4,362
Income taxes (recoveries)	235	191	645	400
Net income	1,544	1,328	4,506	3,962
Non-interest expense includes:
Depreciation and amortization	157	143	447	424
Total assets	1,342,719		1,342,719		1,223,853
Total liabilities	1,341,225		1,341,225		1,223,212
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	201	217	591	779
Non-interest income	(152)	(83)	(464)	(805)
Total revenue	49	134	127	(26)
Provision for credit losses		1
Non-interest expense	135	290	441	506
Income before income taxes	(86)	(157)	(314)	(532)
Income taxes (recoveries)	(68)	(126)	(168)	(342)
Net income	(18)	(31)	(146)	(190)
Non-interest expense includes:
Depreciation and amortization		$ 1	3	$ 1
Total assets	115,063		115,063		101,909
Total liabilities	$ (26,540)		$ (26,540)		$ (34,994)